STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expenses
Audit and legal	$ 14,992	$ 30,817
Directors' remuneration	36,000	0
Office and miscellaneous	6,813	7,341
Stock based compensation	0	1,056
Operating Expenses, Total	57,805	39,214
Other income (loss)
Foreign exchange gain (loss)	25,950	(124,965)
Net interest expenses	(5,851)	(3,630)
Net loss and comprehensive loss for the year	$ (37,706)	$ (167,809)
Net income (loss) attributable to:
Basic and diluted net loss per common share	$ (0.003)	$ (0.02)
Weighted average number of common shares outstanding
- basic and diluted	10,950,000	10,950,000